Restructuring and Separation Costs	12 Months Ended
Feb. 01, 2014
Restructuring and Separation Costs

15. Restructuring and Separation Costs

The Company accounts for restructuring and separation costs in accordance with ASC Topic No. 420, “Exit or Disposal Cost Obligations” (Topic No. 420). In accordance with Topic No. 420, the Company recorded a liability for one-time benefit costs related to the Company’s reorganization of certain positions within its stores and corporate locations during Fiscal 2013 and Fiscal 2012.

During Fiscal 2013 and Fiscal 2012, in an effort to improve workflow efficiencies and realign certain responsibilities, the Company effected a reorganization of certain positions within its stores and corporate locations. These changes to the Company’s workforce during Fiscal 2013 and Fiscal 2012 resulted in severance and restructuring charges of $2.2 million and $3.0 million, respectively, which are recorded in the line item “Restructuring and Separation Costs” in the Company’s Consolidated Statement of Operations and Comprehensive Income (Loss).

The table below summarizes the charges and payments related to the Company’s restructuring and separation costs, which are included in the line items “Other Current Liabilities” in the Company’s Consolidated Balance Sheet:

	(in thousands)
	February 2, 2013	Charges	Cash Payments	February 1, 2014
Severance-Restructuring	$—	$924	$(924)	$—
Severance-Separation Cost	597	1,247	(1,611)	233

Total	$597	$2,171	$(2,535)	$233

	(in thousands)
	January 28, 2012	Charges	Cash Payments	February 2, 2013
Severance-Restructuring	$—	$1,225	$(1,225)	$—
Severance-Separation Cost	979	1,774	(2,156)	597

Total	$979	$2,999	$(3,381)	$597